CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Millions		Total	Total	Share capital [1]	Shares held in trust	Other reserves [2]	Retained earnings	Non-controlling interest
Beginning balance at Dec. 31, 2023		$ 188,362	$ 186,607	$ 544	$ (997)	$ 21,145	$ 165,915	$ 1,755
Comprehensive income/(loss) for the period		10,560	10,381			(494)	10,874	180
Transfer from other comprehensive income		0				170	(170)
Dividends	[3]	(4,537)	(4,387)				(4,387)	(150)
Repurchases of shares	[4]	(7,020)	(7,020)	(17)		17	(7,020)
Share-based compensation		(76)	(76)		544	(213)	(406)
Other changes		(98)	(96)				(96)	(1)
Ending balance at Jun. 30, 2024		187,190	185,407	528	(454)	20,625	164,709	1,783
Beginning balance at Dec. 31, 2024		180,168	178,307	510	(803)	19,766	158,834	1,861
Comprehensive income/(loss) for the period		14,767	14,540			6,159	8,381	227
Transfer from other comprehensive income		0				18	(18)
Dividends	[3]	(4,415)	(4,302)				(4,302)	(113)
Repurchases of shares	[4]	(7,038)	(7,038)	(17)		17	(7,038)
Share-based compensation		(396)	(396)		516	(486)	(426)
Other changes		5	29				29	(24)
Ending balance at Jun. 30, 2025		$ 183,088	$ 181,137	$ 493	$ (288)	$ 25,473	$ 155,458	$ 1,951

[1]	See Note 4 “Share capital”.
[2]	See Note 5 “Other reserves”.
[3]	The amount charged to retained earnings is based on prevailing exchange rates on payment date.
[4]	Includes shares committed to repurchase under an irrevocable contract and repurchases subject to settlement at the end of the quarter.